Other Non-Financial Liabilities	12 Months Ended
Dec. 31, 2021
Other Non-Financial Liabilities
Other Non-Financial Liabilities

27.Other Non-Financial Liabilities

Other non-financial liabilities are as follows:

In € thousand	12/31/2021	12/31/2020
Vacation accruals	2,488	1,680
Value added tax payables	242	1,477
Payroll tax and social security	2,992	1,455
Miscellaneous other current non-financial liabilities	338	585
Total other non-financial liabilities	6,060	5,197

Other tax liabilities mainly comprise of personnel-related taxes. This also includes an uncertain tax position for personnel-related taxes. Miscellaneous other non-financial liabilities mainly result from personnel-related liabilities.